UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Ayer Capital Management, LP

Address:   230 California Street, Suite 600
           San Francisco, CA 94111


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Tom Glaser
Title:  CFO
Phone:  415-874-4800

Signature,  Place,  and  Date  of  Signing:

/s/ Tom Glaser                     San Francisco, CA                  8/15/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    2

Form 13F Information Table Entry Total:              26

Form 13F Information Table Value Total:  $      132,379
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1                           ACM Capital Partners, LLC
----  --------------------  ----------------------------------------------------
2                           Jay Venkatesan
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ARTHROCARE CORP              COM            043136100   13,095   391,257 SH       DEFINED    1,2        391,257      0    0
BIOSPECIFICS TECHNOLOGIES    COM            090931106    5,693   254,130 SH       DEFINED    1,2        254,130      0    0
CELGENE CORP                 COM            151020104    9,545   158,237 SH       DEFINED    1,2        158,237      0    0
CIGNA CORP                   COM            125509109    5,204   101,192 SH       DEFINED    1,2        101,192      0    0
CELSION CORPORATION          COM NEW        15117N305    5,276 1,565,706 SH       DEFINED    1,2      1,565,706      0    0
CELL THERAPEUTICS INC        COM NO PAR NEW 150934602    4,817 3,058,646 SH       DEFINED    1,2      3,058,646      0    0
ENDOCYTE INC                 COM            29269A102    5,937   414,600 SH       DEFINED    1,2        414,600      0    0
EXPRESS SCRIPTS INC          COM            302182100      524     9,700 SH       DEFINED    1,2          9,700      0    0
INTERMUNE INC                COM            45884X103    2,859    79,762 SH       DEFINED    1,2         79,762      0    0
INTERMUNE INC                COM            45884X103    4,298   119,900     CALL DEFINED    1,2        119,900      0    0
KIPS BAY MED INC             COM            49726K105      253    78,471 SH       DEFINED    1,2         78,471      0    0
MEDIVATION INC               COM            58501N901    5,784   269,900     CALL DEFINED    1,2        269,900      0    0
MCKESSON CORP                COM            58155Q103   13,122   156,865 SH       DEFINED    1,2        156,865      0    0
MEDCO HEALTH SOLUTIONS INC   COM            58405U102    2,707    47,900 SH       DEFINED    1,2         47,900      0    0
MERIT MED SYS INC            COM            589889104    2,246   125,000 SH       DEFINED    1,2        125,000      0    0
NPS PHARMACEUTICALS INC      COM            62936P103    2,981   315,412 SH       DEFINED    1,2        315,412      0    0
ONCOTHYREON INC              COM            682324108    8,164   888,382 SH       DEFINED    1,2        888,382      0    0
ONCOTHYREON INC              COM            682324908    1,838   200,000     CALL DEFINED    1,2        200,000      0    0
PHARMATHENE INC              COM            71714G902      588   200,000     CALL DEFINED    1,2        200,000      0    0
SCICLONE PHARMACEUTICALS INC COM            80862K104    1,856   307,215 SH       DEFINED    1,2        307,215      0    0
SHANGPHARMA CORP-ADR         SPONSORED ADR  81943P104    2,975   284,177 SH       DEFINED    1,2        284,177      0    0
SPDR S&P 500 ETF TR          COM            78462F953   13,197   100,000     PUT  DEFINED    1,2        100,000      0    0
TARGACEPT INC                COM            87611R306    2,107   100,000 SH       DEFINED    1,2        100,000      0    0
THRESHOLD PHARMACEUTICALS    COM NEW        885807206    2,036 1,219,394 SH       DEFINED    1,2      1,219,394      0    0
UROPLASTY INC                COM NEW        917277204    7,591 1,012,136 SH       DEFINED    1,2      1,012,136      0    0
WELLPOINT INC                COM            94973V107    7,686    97,576 SH       DEFINED    1,2         97,576      0    0


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